1.  Name and address of issuer

	Active Assets California
 Tax-Free Trust

2.  The name of each series or
 class of securities for which
 this Form is filed
	x

3a.  Investment Company Act File
 Number:

	811-06350

3b.  Securities Act File Number:

	33-41685

4a.  Last day of fiscal year for
 which this Form is filed:

	June 30, 2013

4b.  []  Check box if this Form
 is being filed late (i.e., more
 than 90 calendar days after the
 end of the issuer's fiscal year).
  (See Instruction A.2)

Note: If the Form is being filed
 late, interest must be paid on
 the registration fee due.

4c.  []  Check box if this is the
 last time the issuer will be
 filing this Form.

5.  Calculation of registration
 fee:

	(i)  Aggregate sale price
 of securities sold during the
 fiscal year pursuant to section
 24(f):	5,618,583,386

	(ii)  Aggregate price of
 securities redeemed or repurchased
 during the fiscal year:
5,664,291,025

	(iii)  Aggregate price of
 securities redeemed or repurchased
 during any prior fiscal year
 ending no earlier than October
 11, 1995 that were not previously
 used to reduce registration fees
 payable to the Commission:
1,115,134,344

	(iv)  Total available
 redemption credits [add items 5(ii)
 and 5(iii)]:	(6,779,425,369)

	(v)  Net sales -- if item
 5(i) is greater than item 5(iv)
 [subtract item 5(iv) from item
 5(i)]:	0.00

	(vi)  Redemption credits
 available for use in future years
 - if item 5(i) is less than item
 5(iv) [subtract item 5(iv) from
 item 5(i)]:	(1,160,841,983)

	(vii)  Multiplier for determining
 registration fee (See Instruction C.9):
	   .0001364

	(viii)  Registration fee due
 [multiply item 5(v) by item 5(vii)]
 (enter "0" if no fee is due):	0.00

6.  Prepaid Shares:

	If the response to Item 5(i)
 was determined by deducting an amount
 of securities that were registered
 under the Securities Act of 1933
 pursuant to rule 24e-2 as in effect
 before October 11, 1997, then report
 the amount of securities (number of
 shares or shares or other units)
 deducted here:	.  If there is a number
 of shares or other units that were
 registered pursuant to rule 24e-2
 remaining unsold at the end of the
 fiscal year for which this form is
 filed that are available for use by
 the issuer in future fiscal years,
 then state that number here:	.

	If the response to Item 5(i)
 was determined by deducting an amount
 of securities that were registered
 under the Securities Act of 1933
 pursuant to rule 24e-2 as in effect
 before October 11, 1997, then report
 the amount of securities (number of
 shares or shares or other units)
 deducted here:	.  If there is a number
 of shares or other units that were
 registered pursuant to rule 24e-2
 remaining unsold at the end of the
 fiscal year for which this form is
 filed that are available for use by
 the issuer in future fiscal years,
 then state that number here:	.

	0.00

8.  Total of the amount of registration
 fee due plus any interest due
 [line 5(viii) plus line 7]:

	0.00

9.  Date the registration fee and
 any interest payment was sent to
 the Commission's lockbox depository:

	Method of Delivery:

	[] Wire Transfer
	[] Mail or other means
SIGNATURES
	This report has been signed
 below by the following persons on
 behalf of the issuer and in the
 capacities and on the dates indicated.
By (Signature and Title)*
/s/ Frank Smith
Frank Smith
Treasurer
Date "September 28, 2013"
*Please print the name and title of
 the signing officer below the